Shareholder's Equity	12 Months Ended
Feb. 28, 2025
Equity [Abstract]
Shareholder's Equity

10. SHAREHOLDER’S EQUITY

Ordinary shares

Upon incorporation, the Company had 500,000,000 shares authorized, 14,000,000 ordinary shares issued and outstanding with a par value of US$0.0001 per share.

As of February 29, 2024 and February 28, 2025 respectively, the Company had 500,000,000 shares authorized, 21,163,416 and 22,600,576 shares issued and outstanding. During the years ended February 28, 2025, the Company reissued 300,000 treasury shares to ordinary shares and newly issued 1,137,160 ordinary shares for share options exercise.

Treasury shares

Treasury shares represent shares repurchased by the Group that are no longer outstanding and are held by the Group. Under the repurchase plan, the Group had repurchased an aggregate of 49,591, 25,799 and nil ordinary shares on the open market for a total cash consideration of RMB238, RMB159 and nil during the years ended February 28, 2023, February 29, 2024 and February 28, 2025, which were accounted for as the cost of the treasury shares. The Company reissued nil, nil and 300,000 treasury shares to ordinary shares and using nil, nil and 275,000 treasury shares issued to ordinary shares for options exercise during the years ended February 28, 2023, February 29, 2024 and February 28, 2025.

Dividend distribution

On August 14, 2024, the Group declared a cash dividend of US$0.23 per ordinary share, or US$2.30 per American Depositary Share ("ADS") for 22,303,024 ordinary shares, with the total dividend distribution of RMB36,598 (US$5,025).